Related Party Transactions - Schedule of Amount Due to from Related Party (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Other Related Party Transactions [Line Items]
Accounts payable to related party	$ 45	$ 38
Long-term payable to related party	4,537	4,337
Accounts and other receivable from related party	1,097	45
Zhuhai Qianyou [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts payable to related party	45	38	$ 84
Aiden & Jasmine Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Long-term payable to related party	1,233	1,179	1,125
Vantage Point Global Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Long-term payable to related party	3,304	3,158	3,012
Beijing Millet Technology Co., LTD [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	95	30	5
Shenglong Zou [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	9	9	10
Chuan Wang [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	5	6	7
Millet Communication Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	939
Beijing Millet Payment Technologies Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	38
Shenzhen Xunlei Finance Information Service Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	5
Shenzhen Crystal Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	$ 6